11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions for contingencies [member]
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 139	$ 142	$ 141
Increases	21	41	106
Reclassification
Decreases	(1)	(10)	(23)
Exchange differences on translation	(15)	(4)
Gain on net monetary position, net		(17)	(52)
Reversal of unused amounts	(8)	(13)	(30)
Reclasification liabilities associated to assets classified as held for sale	(33)
Provisions, ending	103	139	142
Asset retirement obligation and dismantling of wind turbines [member]
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	22	22	42
Increases	2	3	37
Reclassification			(18)
Decreases			(5)
Exchange differences on translation
Gain on net monetary position, net			(18)
Reversal of unused amounts	(3)	(3)	(16)
Reclasification liabilities associated to assets classified as held for sale
Provisions, ending	21	22	22
Environmental remediation [member]
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	3	5	6
Increases			6
Reclassification
Decreases		(2)	(5)
Exchange differences on translation
Gain on net monetary position, net			(2)
Reversal of unused amounts
Reclasification liabilities associated to assets classified as held for sale
Provisions, ending	$ 3	$ 3	$ 5